(Loss) Earnings Per Share (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic And Diluted Loss Per Ordinary Share [Abstract]
Net (Loss) Income Attributable to Zhongchao Inc.’s shareholders	$ (2,940,891)	$ 238,665	$ 4,458,380
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, basic	25,997,757	24,938,513	24,425,637
(Loss) Earnings per share
(Loss) Earnings per share, basic	$ (0.113)	$ 0.01	$ 0.183